Cover	Dec. 03, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 03, 2024
Entity File Number	001-38659
Entity Registrant Name	BioSig Technologies, Inc.
Entity Central Index Key	0001530766
Entity Tax Identification Number	26-4333375
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	12424 Wilshire Blvd
Entity Address, Address Line Two	Suite 745
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90025
City Area Code	(203)
Local Phone Number	409-5444
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	BSGM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false